Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of exchange rates
	December 31, 2022	December 31, 2021
Balance sheet items, except for equity accounts	6.8972	6.3726

	For the Years Ended December 31,
	2022	2021	2020
Items in the statements of operations and comprehensive (loss) income, and statements of cash flows	6.7290	6.4508	6.9020

Schedule of property and equipment
Land and buildings	7 - 21 years
Office equipment	3 years
Vehicle	4 years
Leasehold improvements	5 years

Schedule of amortized over their estimated useful lives
Trademarks	10 years
License	10 years
Software	3 - 10 years

Schedule of disaggregation of our revenue
	For the Years Ended December 31,
	2022	2021	2020
Medical training and education services	$6,604,487	$8,754,120	$10,543,852
Patient management services in patient-aid projects	6,288,602	7,343,343	7,445,936
Sales of patented drugs	1,216,096	-	-
Other revenues	42,331	199,307	-
Total	$14,151,516	$16,296,770	$17,989,788